Share capital and other components of equity	12 Months Ended
Dec. 31, 2023
Share Capital And Other Components Of Equity [Abstract]
Share capital and other components of equity
19.
Share capital and other components of equity

The Company is authorized to issue an unlimited number of common shares and preferred shares, issuable in series. Both common and preferred shares are without par value. All issued shares are fully paid.

The common shares entitle the holders thereof to one vote per share. The holders of the common shares are entitled to receive dividends as declared from time to time. Subject to the rights, privileges, restrictions and conditions attached to any other class of shares of the Company, the holders of the common shares are entitled to receive the remaining property of the Company upon its dissolution, liquidation or winding-up.

The following table summarizes the number of common shares issued:

(in number of shares)	Note	2023	2022
Balance, beginning of year		86,539,559	92,152,893
Repurchase and cancellation of own shares		(2,609,900)	(6,368,322)
Stock options exercised	21	512,074	754,988
Balance, end of period		84,441,733	86,539,559

The following table summarizes the share capital issued and fully paid:

	2023	2022
Balance, beginning of year	1,089,229	1,133,181
Repurchase and cancellation of own shares	(28,303)	(68,536)
Cash consideration of stock options exercised	12,777	16,502
Ascribed value credited to share capital on stock options exercised, net of tax	4,402	6,298
Issuance of shares on settlement of RSUs and PSUs, net of tax	29,185	1,784
Balance, end of year	1,107,290	1,089,229

Pursuant to the normal course issuer bid (“NCIB”) which began on November 2, 2023 and ends on November 1, 2024, the Company is authorized to repurchase for cancellation up to a maximum of 7,161,046 of its common shares under certain conditions. As at December 31, 2023, and since the inception of this NCIB, the Company has repurchased and cancelled 785,140 shares.

During 2023, the Company repurchased 2,609,900 common shares at a weighted average price of $110.36 per share for a total purchase price of $288.0 million relating to the current and prior NCIB. During 2022, the Company repurchased 6,368,322 common shares at a weighted average price of $89.19 per share for a total purchase price of $568.0 million relating to a previous NCIB. The excess of the purchase price paid over the carrying value of the shares repurchased in the amount of $259.7 million (2022 – $499.4 million) was charged to retained earnings as share repurchase premium.

Dividends

In 2023, the Company declared quarterly dividends amounting to a total of $1.45 per outstanding common share when the dividend was declared (2022 – $1.16) for a total of $124.3 million (2022 - $102.6 million). On February 15, 2024, the Board of Directors approved a quarterly dividend of $0.40 per outstanding common share of the Company’s capital, for an expected aggregate payment of $33.8 million to be paid on April 15, 2024 to shareholders of record at the close of business on March 29, 2024.